Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 5.3%
BWX Technologies, Inc.	334,636	$ 18,043,573
Hexcel Corp.	231,534	10,108,775

		28,152,348

Biotechnology - 7.6%
Abcam PLC, ADR (A) (B)	213,379	4,935,456
Incyte Corp. (A)	206,764	18,557,069
Seagen, Inc. (A)	101,568	16,684,576

		40,177,101

Building Products - 2.9%
Fortune Brands Home & Security, Inc.	179,702	15,499,297

Capital Markets - 10.7%
Hamilton Lane, Inc., Class A	271,914	20,494,158
MarketAxess Holdings, Inc.	37,575	20,319,057
Tradeweb Markets, Inc., Class A	262,989	15,987,101

		56,800,316

Diversified Consumer Services - 1.8%
Bright Horizons Family Solutions, Inc. (A)	63,064	9,583,836

Electronic Equipment, Instruments & Components - 4.8%
CDW Corp.	194,363	25,589,833

Entertainment - 3.8%
Take-Two Interactive Software, Inc. (A)	100,223	20,089,700

Food Products - 1.7%
Freshpet, Inc. (A)	65,193	9,082,037

Health Care Equipment & Supplies - 8.3%
ABIOMED, Inc. (A)	45,951	16,002,436
IDEXX Laboratories, Inc. (A)	33,889	16,221,986
Penumbra, Inc. (A)	45,188	11,798,135

		44,022,557

Hotels, Restaurants & Leisure - 7.2%
Aramark	337,786	11,582,682
Domino’s Pizza, Inc.	45,403	16,833,616
Vail Resorts, Inc.	36,416	9,685,200

		38,101,498

Interactive Media & Services - 2.2%
ZoomInfo Technologies, Inc., Class A (A) (B)	249,455	11,976,335

Internet & Direct Marketing Retail - 2.1%
Etsy, Inc. (A)	54,847	10,919,489

Life Sciences Tools & Services - 6.6%
ICON PLC (A)	92,821	18,917,848
Mettler-Toledo International, Inc. (A)	14,015	16,370,922

		35,288,770

Professional Services - 4.0%
TransUnion	242,677	21,122,606

Road & Rail - 3.0%
JB Hunt Transport Services, Inc.	116,887	15,740,003

Semiconductors & Semiconductor Equipment - 8.4%
KLA Corp.	73,234	20,510,646

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	30,040	$ 10,672,912
Teradyne, Inc.	116,657	13,238,236

		44,421,794

Software - 11.5%
Avalara, Inc. (A)	65,480	9,822,000
Guidewire Software, Inc. (A)	153,016	17,557,056
Medallia, Inc. (A) (B)	376,586	15,628,319
SS&C Technologies Holdings, Inc.	106,020	6,666,537
Tyler Technologies, Inc. (A)	27,168	11,486,359

		61,160,271

Specialty Retail - 4.0%
Burlington Stores, Inc. (A)	84,669	21,074,114

Total Common Stocks (Cost $399,257,621)		508,801,905

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (D)	213,750	213,750

Total Other Investment Company (Cost $213,750)		213,750

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 0.00% (D), dated 01/29/2021, to be repurchased at $20,785,573 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $21,201,331.	$ 20,785,573	20,785,573

Total Repurchase Agreement (Cost $20,785,573)		20,785,573

Total Investments (Cost $420,256,944)		529,801,228
Net Other Assets (Liabilities) - 0.2%		1,013,921

Net Assets - 100.0%		$ 530,815,149

Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$508,801,905	$—	$—	$508,801,905
Other Investment Company	213,750	—	—	213,750
Repurchase Agreement	—	20,785,573	—	20,785,573

Total Investments	$509,015,655	$20,785,573	$—	$529,801,228

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,439,340, collateralized by cash collateral of $213,750 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,540,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at January 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3